FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985
                                  -----------

                         TEMPLETON EMERGING MARKETS FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     ---------------
Date of fiscal year end:   8/31
                         -----------
Date of reporting period:  05/31/08
                          ------------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments...................................................   3
Notes to Statement of Investments..........................................   6

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                 INDUSTRY                     SHARES        VALUE
                                                 ----------------------------------------  -----------  ------------
    LONG TERM INVESTMENTS 99.4%
    COMMON STOCKS 77.4%
    AUSTRIA 1.7%
    OMV AG ....................................         Oil, Gas & Consumable Fuels             89,020  $  7,326,688
                                                                                                        ------------
    BRAZIL 1.6%
    Souza Cruz SA .............................                   Tobacco                      229,973     7,087,947
                                                                                                        ------------
    CHINA 14.4%
    Aluminum Corp. of China Ltd., H ...........               Metals & Mining                9,792,000    16,988,760
    China Petroleum and Chemical Corp., H .....         Oil, Gas & Consumable Fuels          7,874,000     7,930,299
    Chiwan Wharf Holdings Ltd., B .............        Transportation Infrastructure         1,073,000     1,759,873
    CNOOC Ltd. ................................         Oil, Gas & Consumable Fuels          6,512,000    11,348,146
    Denway Motors Ltd. ........................                 Automobiles                 17,270,730     8,077,467
    People's Food Holdings Ltd. ...............                Food Products                 1,093,000       915,518
    PetroChina Co. Ltd., H ....................         Oil, Gas & Consumable Fuels         11,688,000    16,803,690
                                                                                                        ------------
                                                                                                          63,823,753
                                                                                                        ------------
    HONG KONG 3.4%
    Dairy Farm International Holdings Ltd. ....          Food & Staples Retailing            1,658,100     9,219,036
    Tack Fat Group International Ltd. .........      Textiles, Apparel & Luxury Goods       22,165,000     1,902,892
    Victory City International Holdings Ltd. ..      Textiles, Apparel & Luxury Goods       14,860,000     4,150,945
                                                                                                        ------------
                                                                                                          15,272,873
                                                                                                        ------------
    HUNGARY 1.9%
(a) MOL Hungarian Oil and Gas  Nyrt ...........         Oil, Gas & Consumable Fuels             56,975     8,587,141
                                                                                                        ------------
    INDIA 7.0%
(a) Hindalco Industries Ltd. ..................               Metals & Mining                  869,800     3,960,107
    National Aluminium Co. Ltd. ...............               Metals & Mining                  613,230     7,765,738
    Oil & Natural Gas Corp. Ltd. ..............         Oil, Gas & Consumable Fuels            250,395     5,133,216
    Peninsula Land Ltd. .......................    Real Estate Management & Development        305,000       584,535
    Sesa Goa Ltd. .............................               Metals & Mining                  135,814    13,808,347
                                                                                                        ------------
                                                                                                          31,251,943
                                                                                                        ------------
    INDONESIA 1.7%
    PT Astra International Tbk ................                 Automobiles                  1,742,000     3,927,214
    PT Bank Central Asia Tbk ..................              Commercial Banks               12,849,000     3,827,802
                                                                                                        ------------
                                                                                                           7,755,016
                                                                                                        ------------
    MEXICO 2.9%
    Kimberly Clark de Mexico SAB de CV, A .....             Household Products               1,572,800     7,392,088
    Telefonos de Mexico SAB de CV, L, ADR .....   Diversified Telecommunication Services       133,674     5,510,042
                                                                                                        ------------
                                                                                                          12,902,130
                                                                                                        ------------
    PAKISTAN 1.2%
    Faysal Bank Ltd. ..........................              Commercial Banks                6,029,500     3,085,071
    MCB Bank Ltd. .............................              Commercial Banks                  589,450     2,434,176
                                                                                                        ------------
                                                                                                           5,519,247
                                                                                                        ------------
    POLAND 4.2%
    Grupa Lotos SA ............................         Oil, Gas & Consumable Fuels            306,000     4,725,493
(a) Polnord SA ................................         Construction & Engineering             158,000     6,455,076
(a) Polski Koncern Naftowy Orlen SA ...........         Oil, Gas & Consumable Fuels            404,750     7,484,137
                                                                                                        ------------
                                                                                                          18,664,706
                                                                                                        ------------


                     Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

                                                                 INDUSTRY                    SHARES         VALUE
                                                 ----------------------------------------  -----------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    RUSSIA 11.5%
    Gazprom, ADR ..............................         Oil, Gas & Consumable Fuels            231,422  $ 13,989,460
    LUKOIL, ADR ...............................         Oil, Gas & Consumable Fuels            101,006    11,300,046
    LUKOIL, ADR (London Exchange) .............         Oil, Gas & Consumable Fuels             36,510     4,043,483
    Mining and Metallurgical Co.
       Norilsk Nickel .........................              Metals & Mining                   44,679    13,202,644
    Mobile TeleSystems, ADR ...................     Wireless Telecommunication Services         77,300     6,771,480
    OAO TMK, GDR ..............................         Energy Equipment & Services             41,000     1,650,250
                                                                                                        ------------
                                                                                                          50,957,363
                                                                                                        ------------
    SOUTH KOREA 7.6%
    Avista Inc. ...............................      Textiles, Apparel & Luxury Goods          186,910     1,817,749
    Hyundai Development Co. ...................         Construction & Engineering             104,630     6,400,415
    Kangwon Land Inc. .........................        Hotels, Restaurants & Leisure           330,008     7,830,970
    Neopharm Co. Ltd. .........................              Personal Products                 174,065     1,557,402
    SK Energy Co. Ltd. ........................         Oil, Gas & Consumable Fuels            103,411    12,872,947
    SK Holdings Co. Ltd. ......................          Industrial Conglomerates               21,990     3,464,508
                                                                                                        ------------
                                                                                                          33,943,991
                                                                                                        ------------
    SWEDEN 1.5%
    Oriflame Cosmetics SA, SDR ................              Personal Products                  91,120     6,466,610
                                                                                                        ------------
    TAIWAN 2.5%
    MediaTek Inc. .............................  Semiconductors & Semiconductor Equipment      210,094     2,625,096
    Taiwan Semiconductor Manufacturing Co.
       Ltd. ...................................  Semiconductors & Semiconductor Equipment    3,878,007     8,364,891
                                                                                                        ------------
                                                                                                          10,989,987
                                                                                                        ------------
    THAILAND 7.5%
    Amata Corp. Public Co. Ltd., fgn ..........    Real Estate Management & Development      4,557,300     2,384,589
    Kasikornbank Public Co. Ltd., fgn .........              Commercial Banks                2,251,200     5,855,012
    Kiatnakin Bank Public Co. Ltd., fgn. ......              Consumer Finance                7,061,600     6,194,481
    Land and Houses Public Co. Ltd., fgn. .....             Household Durables               6,872,332     1,861,417
    PTT Exploration and Production Public Co.
       Ltd., fgn ..............................         Oil, Gas & Consumable Fuels          1,226,600     7,059,949
    PTT Public Co. Ltd., fgn. .................         Oil, Gas & Consumable Fuels            578,000     5,977,562
    Siam Cement Public Co. Ltd., fgn. .........           Construction Materials               608,620     3,858,961
                                                                                                        ------------
                                                                                                          33,191,971
                                                                                                        ------------
   TURKEY 6.8%
   Akbank TAS                                                Commercial Banks                2,723,231    12,065,513
   Tupras-Turkiye Petrol Rafineleri AS ........         Oil, Gas & Consumable Fuels            427,186    10,690,165
   Turkcell Iletisim Hizmetleri AS ............     Wireless Telecommunication Services        957,217     7,539,615
                                                                                                        ------------
                                                                                                          30,295,293
                                                                                                        ------------
    TOTAL COMMON STOCKS
       (COST $205,242,391) ....................                                                          344,036,659
                                                                                                        ------------


                     4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

                                                                 INDUSTRY                     SHARES        VALUE
                                                 ----------------------------------------  -----------  ------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS 22.0%
    BRAZIL 22.0%
    Banco Bradesco SA, ADR, pfd. ..............              Commercial Banks                  624,222  $ 14,987,570
    Companhia Vale do Rio Doce, ADR, pfd., A ..               Metals & Mining                  966,300    31,820,259
    Petroleo Brasileiro SA, ADR, pfd. .........         Oil, Gas & Consumable Fuels            670,320    40,514,141
    Unibanco - Uniao de Bancos Brasileiros
       SA, GDR, pfd. ..........................              Commercial Banks                   65,300    10,243,611
                                                                                                        ------------
    TOTAL PREFERRED STOCKS
       (COST $22,513,066) .....................                                                           97,565,581
                                                                                                        ------------
    TOTAL LONG TERM INVESTMENTS
       (COST $227,755,457) ....................                                                          441,602,240
                                                                                                        ------------
    SHORT TERM INVESTMENT
       (COST $2,376,811) 0.5%
    MONEY MARKET FUND 0.5%
    UNITED STATES 0.5%
(b) Franklin Institutional Fiduciary Trust
       Money
       Market Portfolio, 2.17% ................                                              2,376,811     2,376,811
                                                                                                        ------------
    TOTAL INVESTMENTS
       (COST $230,132,268) 99.9% ..............                                                          443,979,051
    OTHER ASSETS, LESS LIABILITIES 0.1% .......                                                              630,534
                                                                                                        ------------
    NET ASSETS 100.0% .........................                                                         $444,609,585
                                                                                                        ============

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

(a)  Non-income producing for the twelve months ended May 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                      6 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

3. INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................   $230,364,962
                                                    ------------
Unrealized appreciation .........................   $222,354,489
Unrealized depreciation .........................     (8,740,400)
                                                    ------------
Net unrealized appreciation (depreciation) ......   $213,614,089
                                                    ============

4. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 7




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/GALEN G. VETTER
  -------------------------------
   Galen G. Vetter
   Chief Executive Officer -
   Finance and Administration

Date  July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -------------------------------
   Galen G. Vetter
   Chief Executive Officer -
   Finance and Administration

Date  July 25, 2008

By /s/LAURA F. FERFERSON
  -------------------------------
   Laura F. Fergerson
   Chief Financial Officer and
   Chief Accounting Officer

Date  July 25, 2008